OTHER REAL ESTATE OWNED Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2016
Other Real Estate Owned [Abstract]
Other Real Estate Owned [Table Text Block]
A summary of expenses applicable to other real estate operations for the years ended December 31, 2016, 2015 and 2014, is as follows:

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Net loss from sales or write-downs of other real estate owned	$66	$267	$104
Other real estate expense, net of rental income	284	271	321
Expense from other real estate operations, net	$350	$538	$425